Disclosures about Fair Value of Financial Instruments and Other Assets and Liabilities- Fair Value Measurements of Assets Recognized in Consolidated Balance Sheets Measured at Fair Value on Recurring Basis (Details) - Fair Value, Measurements, Recurring - USD ($)
$ in Thousands
	Dec. 31, 2019	Dec. 31, 2018
U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	$ 39,528	$ 44,750
Subordinated notes
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	4,500
State and municipal obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	144,725	79,241
Fair Value, Inputs, Level 1 | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	0	0
Fair Value, Inputs, Level 1 | Subordinated notes
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	0
Fair Value, Inputs, Level 1 | State and municipal obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	0	0
Fair Value, Inputs, Level 2 | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	39,528	44,750
Fair Value, Inputs, Level 2 | Subordinated notes
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	4,532
Fair Value, Inputs, Level 2 | State and municipal obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	144,725	79,241
Fair Value, Inputs, Level 3 | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	0	0
Fair Value, Inputs, Level 3 | Subordinated notes
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	0
Fair Value, Inputs, Level 3 | State and municipal obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	$ 0	$ 0